Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of common stock outstanding roll forward
The following table provides a breakdown of common shares as at December 31, 2022, 2021 and 2020:

In millions	December 31,	2022	2021	2020
Issued common shares		672.4	702.0	711.6
Common shares in Share Trusts		(1.4)	(1.1)	(1.3)
Outstanding common shares		671.0	700.9	710.3

Schedule of activity under share repurchase programs
The following table provides the information related to the share repurchases for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share data	Year ended December 31,	2022	2021	2020
Number of common shares repurchased		30.2	10.3	3.3
Weighted-average price per share (1)		$156.00	$153.69	$116.97
Amount of repurchase (1)		$4,709	$1,582	$379
(1)Includes brokerage fees.

Schedule of activity of purchases and settlements by share trusts
The following tables provide the information related to the share purchases and settlements by Share Trusts under the Share Units Plan and the ESIP for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share data	Year ended December 31,	2022	2021	2020
Share purchases by Share Units Plan Share Trusts
Number of common shares		0.5	—	—
Weighted-average price per share		$170.85	$—	$—
Amount of purchase		$81	$—	$—
Share purchases by ESIP Share Trusts
Number of common shares		0.2	0.2	0.1
Weighted-average price per share		$155.53	$142.90	$123.03
Amount of purchase		$24	$26	$14
Total purchases		$105	$26	$14

In millions, except per share data	Year ended December 31,	2022	2021	2020
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.2	0.2	0.4
Weighted-average price per share		$88.23	$88.23	$88.23
Amount of settlement		$15	$20	$35
Share settlements by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$141.60	$128.40	$118.04
Amount of settlements		$23	$18	$27
Total settlements		$38	$38	$62